PRINCIPAL ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
PRINCIPAL ACCOUNTING POLICIES
Summary of Financial Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table summarizes the Group’s financial assets measured and recorded at fair value on a recurring basis as of June 30, 2026 and December 31, 2025:

	As of June 30, 2026
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments at fair value, equity securities	$—	$—	$25,057	$25,057

	December 31, 2025
	Active market	Observable input	Unobservable input
	(Level 1)	(Level 2)	(Level 3)	Total
Assets:
Investments at fair value, equity securities	$—	$—	$37,241	$37,241

Summary of Roll Forward of Major Level 3 Financial Assets and Financial Liability

The roll forward of major Level 3 financial assets are as follows:

	Investments in available-for-sale		Investments in
	debt securities		equity securities
Fair value of Level 3 financial assets as of December 31, 2024	$30,824		$—
Fair value change of available-for-sale debt securities	3,644		—
Fair value of Level 3 financial assets as of June 30, 2025	$34,468		$—

Fair value of Level 3 financial assets as of December 31, 2025	$—	(1)	$37,241
Disposal of investments, equity securities			(12,905)
Total gains included in earnings	—		173
Total gains included in other comprehensive income	—		548
Fair value of Level 3 financial assets as of June 30, 2026	$—		$25,057

(1) On October 31, 2025 (the “Amendment Date”), the Group executed a Supplemental Agreement with TJ Biopharma. As a result of this amendment, effective on the Amendment Date, the Group reclassified its investment in TJ Biopharma preferred shares from available-for-sale debt securities to equity securities.

Schedule of Disaggregated Expense Information Included in the Consolidated Statements of Comprehensive Loss

The Group’s CODM is regularly provided with the following disaggregated expense information included in the consolidated statements of comprehensive loss:

	Six Months Ended, June 30
	2026			2025
	NovaBridge	Visara	Total	NovaBridge
Segment revenue	$—	$—	$—	$—
Less:
Segment research and development expenses:
Direct clinical development expenses	7,925	54	7,979	189
GIVA	7,925	—	7,925	202
Other oncology	—	—	—	(13)
Employee-related expenses	3,408	1,340	4,748	2,775
Other research and development expenses(1)	1,040	562	1,602	1,107
Segment administrative expenses(2)	23,135	3,281	26,416	8,309
Other segment items(3)	(2,832)	(45)	(2,877)	(3,726)
Segment net loss	$(32,676)	$(5,192)	$(37,868)	$(8,654)

Cash and cash equivalents	$165,464	$25,173	$190,637	$165,404

(1)
Other research and development expenses include R&D services and other R&D overhead expenses.
(2)
Segment administrative expenses includes administrative employee benefit and other overhead expenses, and professional service fees.
(3)
Other segment items include interest income, foreign currency exchange gains and losses, gains on the sale of equity securities, and amortization and depreciation expense and other overhead expenses.